Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
HARTFORD MULTI-ASSET INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD MULTI-ASSET INCOME FUND
Supplement [Text Block]	rr_SupplementToProspectusTextBlock

MAY 6, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD MULTI-ASSET INCOME FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2019, AS RESTATED MAY 1, 2019

AND

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS

DATED MARCH 1, 2019, AS RESTATED MAY 1, 2019

This Supplement contains new and additional information regarding the Hartford Multi-Asset Income Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

(1)	Effective as of the close of business on May 31, 2019, Classes A, C, I, R3, and R4 of the Hartford Multi-Asset Income Fund (the “Fund”) will be closed to new investors. No purchases of Classes A, C, I, R3, and R4 of the Fund’s shares will be allowed after that time, except as follows: (i) purchases by shareholders of record of the Fund as of May 31, 2019 to add to their existing Fund accounts through subsequent purchases, through conversions of their shares for another share class in the Fund, or through exchanges from other Hartford Funds; (ii) purchases through reinvestment of dividends or capital gains distributions; (iii) purchases by existing shareholders, or exchanges into the Fund by shareholders of other Hartford Funds, through participation in broker/dealer wrap-fee programs (i.e., certain approved broker/dealer wrap-fee programs can place new shareholders into the Fund); (iv) purchases by Section 529 plans that currently include the Fund within one or more of their investment options; (v) purchases by qualified employee benefit plans, such as 401(k), 403(b), 457 plans and health savings account programs (and their successor, related and affiliated plans) that have made the Fund available to participants on or before May 31, 2019; (vi) purchases by certain financial institutions or financial intermediary firms that have been approved by Hartford Funds Distributors, LLC to purchase shares of the Fund on behalf of their clients; (vii) purchases, including through reinvestment of dividends or capital gains distributions, by any shareholder who receives shares of the Fund as part of a reorganization; and (viii) purchases through an approved broker-dealer by: employees of Hartford Funds Management Company, LLC and its affiliates, employees of the sub-adviser, Wellington Management Company LLP, and directors of The Hartford Mutual Funds, Inc.

(2)	In addition, effective on or about July 10, 2019, the name, investment objective, principal investment strategy, portfolio manager, benchmarks, and contractual management fee and expense limitation arrangements of the Fund will change. A summary of the changes effective on or about July 10, 2019 is below:

(a)	The Fund’s name will be Hartford Balanced Retirement Fund;

(b)	The Fund’s investment objective will be to seek long-term total return while seeking to mitigate downside risk; and

(c)	The Fund’s principal investment strategy will change to:

The Fund seeks to achieve its investment objective by investing in a broad range of equity and equity-related securities, debt securities, structured products, derivatives, money market instruments, and other investments. Under normal circumstances, the Fund targets an allocation between 30%-50% of the Fund’s net assets in equity and equity-related securities and 50%-70% of the Fund’s net assets in fixed income securities and cash instruments. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, makes asset allocation decisions within these bands at its discretion. Wellington Management regularly reviews and adjusts the asset allocations based on its fundamental research and assessment on the relative attractiveness of each asset category.

The Fund may invest in securities that principally trade in the U.S. or foreign markets. The Fund generally may invest up to 40% of its net assets in securities of foreign issuers or securities denominated in a foreign currency. The Fund may invest in equity and equity-related securities of issuers of all sizes measured by market capitalization. The Fund may invest in debt securities across varying credit quality, maturity, and duration, including investment grade debt, high yield debt, bank loans, emerging markets debt, securitized debt, convertible securities, preferred securities, government bonds, including its agencies and instrumentalities, currencies, and municipal bonds. Consistent with its investment objective, the Fund may invest in investment grade debt, non-investment grade securities (also known as “junk bonds”) and unrated securities.

The Fund may buy and sell exchange-traded and over-the-counter derivative instruments. The Fund’s derivative investments may include interest rate, credit, index, and currency futures; currency, interest rate, total rate of return, and credit default swaps; currency, bond, and swap options; deliverable and non-deliverable currency forward contracts; bonds for forward settlement; options, including buying and selling puts and calls; and equity linked notes. The Fund may invest in derivative instruments for risk management purposes and in pursuit of the Fund’s investment objective. The Fund expects to invest in equity put options as a part of its risk management component of the Fund’s investment strategy.

Wellington Management actively manages the Fund’s asset allocations among asset classes consistent with the Fund’s investment objective. To implement its asset allocation decisions, the Fund’s portfolio management team may allocate a portion of Fund assets to active strategies managed by specialized investment teams at Wellington Management that will invest the allocated assets in accordance with the Fund’s investment strategy. The Fund may invest in other investment companies sponsored by Hartford Funds Management Company, LLC (the “Investment Manager”), including investment companies for which Wellington Management serves as sub-adviser, or non-affiliated investment companies.

(d)	In addition to the Fund’s current principal investment risks, the Fund’s investment strategy also will include risks associated with investments in U.S. government securities. These risks are discussed in the “More Information About Risks” section of the Fund’s Statutory Prospectus.

(e)	The Fund’s portfolio manager will be Christopher J. Goolgasian CFA, CPA, CAIA.

(f)	The Fund is changing its benchmarks as well as its blended benchmark because Hartford Funds Management Company, LLC, the Fund’s investment manager, believes that the new benchmarks will better reflect the Fund’s revised investment strategy. The Fund’s benchmarks will be the MSCI All Country World (ACWI) Index (Net) and the Bloomberg Barclays U.S. Aggregate Bond Index, and its blended benchmark will be as follows: 30% MSCI ACWI Index (Net)/ 70% Bloomberg Barclays U.S. Aggregate Bond Index.

(g)	The Fund’s contractual investment management fees and expense limitation arrangements will be reduced. Effective on July 10, 2019, the management fee of Hartford Funds Management Company, LLC (“HFMC”) set forth in the investment management agreement with respect to the Fund will be as follows: (i) 0.3900% of the first $1 billion; 0.3800% of the next $4 billion; and 0.3750% in excess of $5 billion annually of the Fund’s average daily net assets; and (ii) 0% on any portion of the Fund’s assets invested in other investment companies affiliated with the Investment Manager.

In addition, effective July 10, 2019, HFMC has also contractually agreed to reimburse expenses (excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the Fund’s investments in other investment companies that are not affiliated with the Investment Manager, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses for the Fund as follows: 0.96% (Class A), 1.71% (Class C), 0.66% (Class I), 1.18% (Class R3), 0.88% (Class R4), 0.55% (Class R5), 0.45% (Class R6), 0.55% (Class Y) and 0.45% (Class F). This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

(3)	A revised summary prospectus reflecting the changes to the name, investment objective, principal investment strategy, principal risks, portfolio managers, benchmarks, and contractual management fee and expense limitation arrangements of the Fund is anticipated to be mailed to shareholders on or about July 10, 2019.

To implement the change in investment strategy, it is expected that the Fund will sell a portion of the portfolio securities that it currently holds and purchase securities selected by the portfolio management team in accordance with the new investment strategy. As with any disposition of portfolio securities, these transactions may result in brokerage commissions or other transaction costs and may cause the Fund to realize capital gains, which may increase capital gain distributions to shareholders. Please consult your financial or tax advisor for information regarding the tax consequences, if any, applicable to your investment in the Fund.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.